Income Tax Expense (Details) - Schedule of Effective Income Tax Rate Reconciliation - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Numerical reconciliation of income tax expense and tax at the statutory rate
Loss before income tax expense	$ (3,546,195)	$ (3,506,220)
Tax at the statutory tax rate of 25%	(886,549)	(876,555)
Tax effect amounts which are not deductible/(taxable) in calculating taxable income:
Permanent differences	332,974	355,356
Timing differences (not meeting deferred asset criteria)	(52,532)	1,334
Carry forward losses (not meeting deferred asset criteria)	606,107	519,865
Income tax expense